Significant Portions Of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets
Tax loss carryforwards	$ 888.8	$ 914.9
Postretirement benefits	566.3	905.4
Foreign tax credit carryforwards	252.4	564.3
Capitalized research and development	89.7	149.6
Other tax credit carryforwards	88.9	116.8
Deferred revenue	86.4	76.1
Employee benefits and compensation	42.4	55.9
Purchased capitalized software	41.3	43.7
Depreciation	31.6	34.8
Capitalized costs	16.5	16.5
Warranty, bad debts and other reserves	14.6	15.1
Other	26.8	30.0
Deferred Tax Assets, Gross, Total	2,145.7	2,923.1
Valuation allowance	(1,998.8)	(2,731.8)
Total deferred tax assets	146.9	191.3
Other	33.0	25.6
Total deferred tax liabilities	33.0	25.6
Net deferred tax assets	$ 113.9	$ 165.7